Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.021848	$ 0.021848
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	369,719	363,326
Common stock, shares outstanding	369,719	363,326